U.S. BANK GLOBAL FUND SERVICES

615 East Michigan Street

Milwaukee, WI 53202

March 4, 2022

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Lord Asset Management Trust ( the “Trust”)

File No. 033-75138

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, Thomas White American Opportunities Fund and Thomas White International Fund (together, the “Funds”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Funds dated March 1, 2022 and filed electronically as Post-Effective Amendment No. 52 to the Trust’s Registration Statement on Form N-1A on February 24, 2022.

If you have any questions, concerning the foregoing, please contact the undersigned at (513) 629-8104.

Sincerely,

/s/ Jay S. Fitton
Jay S. Fitton
Assistant Vice President
for U.S. Bank Global Fund Services